S000041917 [Member] Expense Example - AMG Boston Common Global Impact Fund - Class I	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	$ 1,165